PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks 97.9%
Aerospace & Defense 1.7%
Airbus SE (France)	34,681	$5,154,041
Boeing Co. (The)*	14,306	3,313,699
Hexcel Corp.	42,909	2,974,023
Moog, Inc. (Class A Stock)	3,658	512,156
RTX Corp.	54,220	4,417,846
		16,371,765
Automobile Components 0.8%
Adient PLC*	21,959	707,080
American Axle & Manufacturing Holdings, Inc.*	87,781	610,956
Aptiv PLC*	32,746	2,712,679
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	67,764	2,781,712
Modine Manufacturing Co.*	14,861	731,161
		7,543,588
Automobiles 1.9%
General Motors Co.	141,353	4,466,755
Tesla, Inc.*	53,684	12,888,455
		17,355,210
Banks 6.5%
Atlantic Union Bankshares Corp.	51,797	1,583,434
Bank of America Corp.	308,180	9,396,408
BankUnited, Inc.	50,812	1,401,903
Brookline Bancorp, Inc.	259,958	2,477,400
Eastern Bankshares, Inc.	77,486	926,732
Enterprise Financial Services Corp.	52,060	2,041,273
First Bancorp	70,183	2,199,535
First Interstate BancSystem, Inc. (Class A Stock)	57,575	1,490,617
Hilltop Holdings, Inc.	64,516	1,899,996
JPMorgan Chase & Co.	78,139	12,195,935
NU Holdings Ltd. (Brazil) (Class A Stock)*	205,362	1,671,647
Pinnacle Financial Partners, Inc.	52,589	3,816,384
PNC Financial Services Group, Inc. (The)	49,867	6,680,183
Truist Financial Corp.	201,040	6,461,426
Western Alliance Bancorp	36,553	1,872,245
Wintrust Financial Corp.	35,973	3,081,807
WSFS Financial Corp.	54,726	2,110,782
		61,307,707

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.6%
PepsiCo, Inc.	27,934	$4,701,013
Primo Water Corp.	35,337	507,793
		5,208,806
Biotechnology 3.3%
AbbVie, Inc.	52,967	7,541,971
Alkermes PLC*	33,907	818,515
Amgen, Inc.	18,327	4,941,692
Apellis Pharmaceuticals, Inc.*	29,673	1,598,484
Arcutis Biotherapeutics, Inc.*	178,252	327,984
Avid Bioservices, Inc.*	118,917	605,288
Bridgebio Pharma, Inc.*	20,319	583,358
Celldex Therapeutics, Inc.*	26,214	791,925
Crinetics Pharmaceuticals, Inc.*	41,634	1,323,545
Editas Medicine, Inc.*	78,595	827,605
Intellia Therapeutics, Inc.*	22,294	660,571
Ironwood Pharmaceuticals, Inc.*	66,109	654,479
Krystal Biotech, Inc.*	9,891	1,030,939
REGENXBIO, Inc.*	37,002	722,279
Rocket Pharmaceuticals, Inc.*	26,947	628,674
Syndax Pharmaceuticals, Inc.*	49,544	824,660
Twist Bioscience Corp.*	27,957	672,366
Vaxcyte, Inc.*	35,317	1,828,361
Veracyte, Inc.*	44,328	1,134,797
Vertex Pharmaceuticals, Inc.*	9,142	3,243,673
		30,761,166
Broadline Retail 4.2%
Amazon.com, Inc.*	180,546	26,375,965
MercadoLibre, Inc. (Brazil)*	7,877	12,764,364
		39,140,329
Building Products 1.0%
Hayward Holdings, Inc.*(a)	191,942	2,262,996
Johnson Controls International PLC	82,764	4,369,939
Simpson Manufacturing Co., Inc.	4,300	717,971
UFP Industries, Inc.	8,325	912,670
Zurn Elkay Water Solutions Corp.	50,870	1,497,613
		9,761,189

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 2.0%
AssetMark Financial Holdings, Inc.*	51,391	$1,317,665
Blackstone, Inc.	37,765	4,243,653
Bridge Investment Group Holdings, Inc. (Class A Stock)	128,714	964,068
Brightsphere Investment Group, Inc.	93,037	1,623,496
Goldman Sachs Group, Inc. (The)	22,913	7,825,706
Hamilton Lane, Inc. (Class A Stock)	12,994	1,271,463
Houlihan Lokey, Inc.	17,363	1,870,342
		19,116,393
Chemicals 1.4%
Avient Corp.	35,764	1,228,493
Ingevity Corp.*	19,114	741,432
Linde PLC	25,845	10,693,886
		12,663,811
Commercial Services & Supplies 0.6%
ACV Auctions, Inc. (Class A Stock)*	170,329	2,662,242
Casella Waste Systems, Inc. (Class A Stock)*	24,735	2,000,567
CoreCivic, Inc.*	68,123	985,740
		5,648,549
Communications Equipment 0.6%
Cisco Systems, Inc.	116,906	5,655,912
Construction & Engineering 0.6%
API Group Corp.*	45,690	1,386,692
Construction Partners, Inc. (Class A Stock)*	58,416	2,451,135
Great Lakes Dredge & Dock Corp.*	270,384	1,816,980
		5,654,807
Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*	71,691	2,486,961
Consumer Staples Distribution & Retail 1.9%
Chefs’ Warehouse, Inc. (The)*	53,261	1,432,721
Costco Wholesale Corp.	11,187	6,630,982
Performance Food Group Co.*	12,134	789,317
Sprouts Farmers Market, Inc.*	13,673	589,033
Walmart, Inc.	53,257	8,291,582
		17,733,635

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services 0.3%
Adtalem Global Education, Inc.*	10,263	$584,683
Coursera, Inc.*	32,314	638,202
Frontdoor, Inc.*	37,091	1,273,334
Perdoceo Education Corp.	28,246	492,045
		2,988,264
Diversified REITs 0.3%
American Assets Trust, Inc.	62,628	1,261,328
Broadstone Net Lease, Inc.	57,994	927,904
Essential Properties Realty Trust, Inc.	26,508	629,565
		2,818,797
Diversified Telecommunication Services 0.3%
Cogent Communications Holdings, Inc.	49,312	3,149,064
Electric Utilities 0.7%
ALLETE, Inc.	8,720	483,785
PG&E Corp.*	369,469	6,343,783
		6,827,568
Electrical Equipment 0.2%
Atkore, Inc.*	6,900	896,310
Encore Wire Corp.	2,880	530,784
		1,427,094
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc.	15,735	1,045,433
Littelfuse, Inc.	9,696	2,257,229
Sanmina Corp.*	22,565	1,130,732
Vishay Intertechnology, Inc.(a)	29,433	654,296
		5,087,690
Energy Equipment & Services 1.1%
Cactus, Inc. (Class A Stock)	86,232	3,663,998
ChampionX Corp.	24,441	716,610
Diamond Offshore Drilling, Inc.*	65,365	841,247
Patterson-UTI Energy, Inc.	56,134	657,329

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
RPC, Inc.	110,353	$800,059
Weatherford International PLC*	35,814	3,247,972
		9,927,215
Entertainment 0.8%
Cinemark Holdings, Inc.*	39,824	567,492
Netflix, Inc.*	14,607	6,923,280
		7,490,772
Financial Services 2.6%
Essent Group Ltd.	17,252	833,962
EVERTEC, Inc. (Puerto Rico)	23,213	858,185
Flywire Corp.*	27,444	639,445
Mastercard, Inc. (Class A Stock)	19,356	8,010,093
NMI Holdings, Inc. (Class A Stock)*	43,324	1,191,410
Shift4 Payments, Inc. (Class A Stock)*	46,796	3,080,113
Visa, Inc. (Class A Stock)(a)	38,922	9,990,499
		24,603,707
Food Products 1.2%
Adecoagro SA (Brazil)	206,993	2,372,140
Freshpet, Inc.*	25,353	1,798,795
Mondelez International, Inc. (Class A Stock)	72,941	5,183,187
Utz Brands, Inc.	133,408	1,762,320
		11,116,442
Gas Utilities 0.1%
New Jersey Resources Corp.	27,391	1,155,900
Ground Transportation 1.3%
Marten Transport Ltd.	32,953	621,164
Uber Technologies, Inc.*	115,344	6,503,095
Union Pacific Corp.	20,502	4,618,485
		11,742,744
Health Care Equipment & Supplies 1.4%
CONMED Corp.	18,076	1,939,012
Haemonetics Corp.*	6,641	537,058
Inari Medical, Inc.*	36,237	2,162,986
Inspire Medical Systems, Inc.*	5,476	795,718

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Integra LifeSciences Holdings Corp.*	12,995	$509,274
Intuitive Surgical, Inc.*	15,239	4,736,891
Merit Medical Systems, Inc.*	14,157	1,013,075
Neogen Corp.*	37,240	631,963
Tandem Diabetes Care, Inc.*	55,354	1,120,365
		13,446,342
Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.*	28,966	2,114,228
Cigna Group (The)	17,690	4,650,347
Guardant Health, Inc.*	48,214	1,213,546
LifeStance Health Group, Inc.*(a)	208,465	1,432,155
NeoGenomics, Inc.*	64,040	1,163,607
Option Care Health, Inc.*	47,909	1,425,293
Progyny, Inc.*	66,246	2,276,213
Select Medical Holdings Corp.	44,045	995,417
UnitedHealth Group, Inc.	12,116	6,699,784
		21,970,590
Health Care Technology 0.1%
Phreesia, Inc.*	49,639	764,937
Hotel & Resort REITs 0.1%
Summit Hotel Properties, Inc.	221,692	1,387,792
Hotels, Restaurants & Leisure 2.6%
Airbnb, Inc. (Class A Stock)*	23,081	2,916,053
Bloomin’ Brands, Inc.	122,790	2,865,919
Cava Group, Inc.*(a)	39,869	1,355,945
Chipotle Mexican Grill, Inc.*	623	1,372,002
Denny’s Corp.*	88,743	842,171
Golden Entertainment, Inc.	34,280	1,221,739
Marriott International, Inc. (Class A Stock)	15,760	3,194,552
McDonald’s Corp.	24,770	6,981,177
Wingstop, Inc.	14,276	3,431,379
		24,180,937
Household Durables 0.8%
Century Communities, Inc.	50,403	3,636,073
Ethan Allen Interiors, Inc.	32,960	884,646

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Green Brick Partners, Inc.*	17,565	$833,459
Tri Pointe Homes, Inc.*	62,625	1,827,398
		7,181,576
Household Products 0.8%
Procter & Gamble Co. (The)	46,930	7,204,694
Industrial Conglomerates 0.5%
General Electric Co.	36,597	4,457,515
Industrial REITs 0.2%
Plymouth Industrial REIT, Inc.	101,017	2,197,120
Insurance 3.1%
Axis Capital Holdings Ltd.	57,231	3,224,394
Chubb Ltd.	41,135	9,437,603
CNO Financial Group, Inc.	59,927	1,588,065
Marsh & McLennan Cos., Inc.	34,573	6,894,548
MetLife, Inc.	100,098	6,369,236
Skyward Specialty Insurance Group, Inc.*	37,967	1,241,521
		28,755,367
Interactive Media & Services 4.7%
Alphabet, Inc. (Class A Stock)*	103,209	13,678,289
Alphabet, Inc. (Class C Stock)*	71,348	9,554,924
Meta Platforms, Inc. (Class A Stock)*	62,955	20,595,728
		43,828,941
IT Services 1.2%
Grid Dynamics Holdings, Inc.*	197,807	2,508,193
MongoDB, Inc.*	11,416	4,746,088
Snowflake, Inc. (Class A Stock)*	23,122	4,339,537
		11,593,818
Leisure Products 0.1%
Brunswick Corp.	14,548	1,147,401

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 0.1%
Adaptive Biotechnologies Corp.*	137,163	$600,774
BioLife Solutions, Inc.*	41,051	507,801
		1,108,575
Machinery 2.3%
Energy Recovery, Inc.*	59,675	1,137,406
Enerpac Tool Group Corp.	116,638	3,184,217
Enpro Industries, Inc.	8,201	1,053,254
Mueller Industries, Inc.	14,426	599,112
Otis Worldwide Corp.	58,440	5,013,568
Parker-Hannifin Corp.	12,891	5,584,123
Terex Corp.	22,214	1,099,593
Trinity Industries, Inc.	169,623	4,233,790
		21,905,063
Marine Transportation 0.5%
Kirby Corp.*	50,558	3,880,326
Matson, Inc.	6,483	620,877
		4,501,203
Media 0.4%
Gray Television, Inc.	91,581	707,921
Trade Desk, Inc. (The) (Class A Stock)*	39,520	2,784,579
		3,492,500
Metals & Mining 1.0%
B2Gold Corp. (Canada)	398,702	1,347,613
Commercial Metals Co.	16,324	739,967
Constellium SE*	231,019	4,019,730
ERO Copper Corp. (Brazil)*	49,231	607,018
Hecla Mining Co.	125,150	623,247
Materion Corp.	5,180	585,910
SunCoke Energy, Inc.	111,228	1,035,533
		8,959,018
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Ladder Capital Corp.	337,284	3,780,954
Ready Capital Corp.	54,342	555,375
		4,336,329

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 0.9%
NiSource, Inc.	338,183	$8,671,012
Office REITs 0.7%
Alexandria Real Estate Equities, Inc.	27,925	3,054,995
Cousins Properties, Inc.	54,473	1,117,786
Hudson Pacific Properties, Inc.	124,978	733,621
Piedmont Office Realty Trust, Inc. (Class A Stock)	196,001	1,219,126
		6,125,528
Oil, Gas & Consumable Fuels 4.2%
Chord Energy Corp.	24,536	3,978,267
ConocoPhillips	151,091	17,461,587
Dorian LPG Ltd.	18,139	768,368
Exxon Mobil Corp.	83,343	8,562,660
Hess Corp.	20,204	2,839,874
Kosmos Energy Ltd. (Ghana)*	339,403	2,304,546
Magnolia Oil & Gas Corp. (Class A Stock)	23,625	507,937
Murphy Oil Corp.	39,453	1,687,405
Permian Resources Corp.	70,169	922,021
		39,032,665
Passenger Airlines 0.1%
Sun Country Airlines Holdings, Inc.*	91,281	1,385,646
Personal Care Products 0.9%
BellRing Brands, Inc.*	16,961	897,237
elf Beauty, Inc.*	40,022	4,726,198
L’Oreal SA (France)	6,813	3,201,369
		8,824,804
Pharmaceuticals 5.2%
AstraZeneca PLC (United Kingdom), ADR	171,453	11,074,149
Bristol-Myers Squibb Co.	101,379	5,006,095
Cymabay Therapeutics, Inc.*	70,870	1,355,743
Eli Lilly & Co.	36,229	21,412,788
Innoviva, Inc.*	42,384	587,019
Novo Nordisk A/S (Denmark), ADR	69,137	7,040,912
Prestige Consumer Healthcare, Inc.*	21,370	1,225,570
Revance Therapeutics, Inc.*	79,708	539,623
Verona Pharma PLC (United Kingdom), ADR*	40,850	552,292
		48,794,191

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 1.2%
ASGN, Inc.*	18,315	$1,634,431
CBIZ, Inc.*	17,594	1,018,517
HireRight Holdings Corp.*	86,517	1,137,698
Huron Consulting Group, Inc.*	36,016	3,751,787
Parsons Corp.*	14,781	920,708
Paycor HCM, Inc.*(a)	83,052	1,761,533
TriNet Group, Inc.*	5,429	629,384
		10,854,058
Residential REITs 0.4%
Independence Realty Trust, Inc.	182,132	2,480,638
UMH Properties, Inc.	75,786	1,070,098
		3,550,736
Retail REITs 0.2%
Retail Opportunity Investments Corp.	118,914	1,530,423
Semiconductors & Semiconductor Equipment 6.9%
Advanced Micro Devices, Inc.*	119,306	14,455,115
ARM Holdings PLC, ADR*(a)	22,133	1,361,180
Broadcom, Inc.	12,399	11,478,126
Lam Research Corp.	5,114	3,661,215
MACOM Technology Solutions Holdings, Inc.*(a)	37,860	3,179,483
MaxLinear, Inc.*	39,522	740,247
Micron Technology, Inc.	21,204	1,614,048
NVIDIA Corp.	46,803	21,889,763
Rambus, Inc.*	19,963	1,350,896
SiTime Corp.*	12,925	1,429,505
Tower Semiconductor Ltd. (Israel)*	56,883	1,557,457
Universal Display Corp.	8,980	1,519,416
		64,236,451
Software 10.2%
Adobe, Inc.*	19,911	12,165,820
Cadence Design Systems, Inc.*	23,270	6,358,993
Clear Secure, Inc. (Class A Stock)	90,974	1,940,475
Crowdstrike Holdings, Inc. (Class A Stock)*	19,892	4,714,205
Descartes Systems Group, Inc. (The) (Canada)*	28,726	2,327,955
EngageSmart, Inc.*	68,808	1,569,510
Freshworks, Inc. (Class A Stock)*	31,580	632,232
Intapp, Inc.*	64,413	2,415,487
Microsoft Corp.	99,635	37,752,698

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
PagerDuty, Inc.*	34,192	$745,386
Palo Alto Networks, Inc.*	4,152	1,225,214
Q2 Holdings, Inc.*	74,553	2,648,123
Riskified Ltd. (Class A Stock)*	190,922	765,597
Salesforce, Inc.*	47,040	11,849,376
Sprinklr, Inc. (Class A Stock)*	49,918	782,714
Sprout Social, Inc. (Class A Stock)*(a)	64,103	3,647,461
Varonis Systems, Inc.*	68,899	2,886,179
Zuora, Inc. (Class A Stock)*	84,928	774,543
		95,201,968
Specialized REITs 0.6%
American Tower Corp.	11,774	2,458,176
Four Corners Property Trust, Inc.	27,882	641,007
National Storage Affiliates Trust	67,996	2,256,787
PotlatchDeltic Corp.	12,974	594,728
		5,950,698
Specialty Retail 1.0%
Academy Sports & Outdoors, Inc.	17,005	865,044
Boot Barn Holdings, Inc.*(a)	24,927	1,826,651
Buckle, Inc. (The)	33,252	1,282,197
Citi Trends, Inc.*(a)	33,402	797,640
Home Depot, Inc. (The)	8,948	2,805,108
Lowe’s Cos., Inc.	10,852	2,157,703
		9,734,343
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	118,255	22,462,537
Dell Technologies, Inc. (Class C Stock)	115,833	8,788,250
Super Micro Computer, Inc.*(a)	3,340	913,390
		32,164,177
Textiles, Apparel & Luxury Goods 1.7%
Kontoor Brands, Inc.	66,022	3,629,229
Lululemon Athletica, Inc.*	12,466	5,569,809
LVMH Moet Hennessy Louis Vuitton SE (France)	6,194	4,740,138
NIKE, Inc. (Class B Stock)	14,125	1,557,564
		15,496,740

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.6%
Core & Main, Inc. (Class A Stock)*	22,567	$790,522
GMS, Inc.*	16,797	1,136,149
Herc Holdings, Inc.	18,039	2,230,703
Rush Enterprises, Inc. (Class A Stock)	43,753	1,735,681
		5,893,055
Water Utilities 0.2%
American States Water Co.	11,642	930,196
SJW Group	18,294	1,200,818
		2,131,014

Total Common Stocks (cost $595,221,731)		916,742,312
Preferred Stock 0.2%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A (cost $1,210,699)	15,026	1,376,563

Total Long-Term Investments (cost $596,432,430)		918,118,875

Short-Term Investments 4.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	18,645,943	18,645,943
PGIM Institutional Money Market Fund (cost $24,612,424; includes $24,510,268 of cash collateral for securities on loan)(b)(wb)	24,651,402	24,641,542

Total Short-Term Investments (cost $43,258,368)		43,287,485

TOTAL INVESTMENTS 102.7% (cost $639,690,798)		961,406,360
Liabilities in excess of other assets (2.7)%		(25,394,748)

Net Assets 100.0%		$936,011,612

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
ADR—American Depositary Receipt
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,089,631; cash collateral of $24,510,268 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).